Non-Controlling Interests (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of subsidiaries [line items]
Summary of Non-Controlling Interests

Share of net assets of subsidiaries
US$
At May 1, 2020	—
Loss for the year attributable to non-controlling interests	(803)
Exchange differences arising on translation	49
Non-controlling interests arising on the acquisition of subsidiaries (note 14(b))	4,002

At April 30, 2021	3,248
Loss for the year attributable to non-controlling interests	(1,653)
Exchange differences arising on translation	(52)
Issue of shares (note 26 )	57
Share-based compensation (note 31)	914

At April 30, 2022	2,514
Loss for the year attributable to non-controlling interests	(1,597)
Exchange differences arising on translation	(475)
Surplus on revaluation of hotel properties	586
Share of other comprehensive expense of joint ventures	(3)
Non-controlling interests arising on the acquisition of subsidiaries (note 14(a))	62,130

At April 30, 2023	63,155

Summary Of Investments In Subsidiary By Noncontrolling Interests
As of April 30, 2022 and 2023, the Group’s principal subsidiaries consist of the followings:

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023
AMTD Risk Solutions Group Limited (“AMTD RSG”)	August 13, 2004	Hong Kong	HK$300,000	100%	100%	Provision of digital solutions services—financial services and non financial services

AMTD Digital Media Limited	August 13, 2004	Hong Kong	HK$1	100%	100%	Provision of digital solutions services—non financial services

AMTD Principal Investment Solutions Group Limited	July 27, 2016	BVI	US$1	100%	100%	Investment holding

AMTD Direct Investment I Limited	August 29, 2018	BVI	US$1	100%	100%	Investment holding

AMTD Biomedical Investment Limited	July 28, 2017	BVI	US$1	100%	100%	Investment holding

PolicyPal Pte. Ltd. (“PolicyPal”)	August 3, 2020	Singapore	US$70	51%	51%	Provision of digital solutions services—financial services

AMTD Assets Group**	February 6, 2023	Cayman Islands	US$1	—	96.1%	Investment holding

Fine Cosmos Development Limited**	February 6, 2023	Hong Kong	HK$2	—	49%*	Hotel operations, hospitality and VIP services

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023

RCC Holdings Limited**	February 6, 2023	Canada	Canada dollar (“CAD”) 73,000,100	—	51%	Hotel operations, hospitality and VIP services

Hotel Versante Limited**	February 6, 2023	Canada	CAD3,500,100	—	51%	Hotel operations, hospitality and VIP services

*
The Group has equity interests and control over Fine Cosmos Development Limited due to the shareholders’ agreement of which the Group has rights to direct decision making of the relevant activities of Fine Cosmos Development Limited and thus Fine Cosmos Development Limited is a subsidiary of AMTD Assets Group.

**
On February 6, 2023, the Company acquired 96.1% of the equity interest of AMTD Assets Group from AMTD Group. The acquisition of AMTD Assets Group and its subsidiaries (“AMTD Assets”) has been accounted for as business combination under common control. See note 14(a) for details.

Summary of Detailed Information about Financial Information of Subsidiaries that has Material Noncontrolling Interests
Summarised financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarised financial information below represents amounts before intragroup eliminations.

	As of April 30, 2023
	Fine Cosmos Development Limited	RCC Holdings Limited and Hotel Versante Limited
	US$	US$

Current assets	4,330	1,666
Non-current assets	171,977	69,374
Current liabilities	(126,670)	(2,117)
Equity attributable to owners of the Company	24,322	35,151
Non-controlling interests	25,315	33,772

	February 6, 2023 to April 30, 2023
	Fine Cosmos Development Limited	RCC Holdings Limited and Hotel Versante Limited
	US$	US$

Revenue	1,087	1,107
Expenses	(2,565)	(1,199)
Loss for the period	(1,478)	(92)
Loss attributable to owners of the Company	(716)	(45)
Loss attributable to the non-controlling interests	(762)	(47)

Loss for the period	(1,478)	(92)

Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Summary Of Investments In Subsidiary By Noncontrolling Interests
Name of subsidiaries	Proportion of ownership interests and/or voting rights held by non- controlling interests		Loss allocated to non- controlling interests for the year		Non-controlling interests
	30/4/2022	30/4/2023	30/4/2022	30/4/2023	30/4/2022	30/4/2023
			US$	US$	US$	US$

Fine Cosmos Development Limited	—	51%	—	(762)	—	25,315
RCC Holdings Limited and Hotel Versante Limited	—	49%	—	(47)	—	33,772
Individually immaterial subsidiaries with non-controlling interests			(1,653)	(788)	2,514	4,068

			(1,653)	(1,597)	2,514	63,155